Capital stock	12 Months Ended
Dec. 31, 2024
Issued capital [abstract]
Capital stock
20.
Capital stock
a)
As of December 31, 2024, the Company’s authorized capital was NT$9,700,000 thousand, consisting of 970,000 thousand ordinary shares, and the paid-in capital was NT$7,272,401 thousand with a par value of NT$10 per share, consisting of 727,240 thousand ordinary shares. All proceeds from shares issued have been collected.
b)
As of December 31, 2024, the outstanding ADSs were approximately 3,727,383 units representing 74,548 thousand ordinary shares and each ADS represents 20 ordinary shares of the Company. The major terms and conditions of the ADSs are summarized as follows:
(a)
Voting rights:

ADS holders have no right to directly attend, vote or speak in shareholders’ meetings with respect to the deposited shares. The depository bank shall vote on behalf of ADS holders or provide voting instruction to the designated person of the Company. The depository bank shall vote in the manner as instructed by ADS holders.

(b)
Distribution of dividends:

ADS holders are deemed to have the same rights as holders of ordinary shares with respect to the distribution of dividends.

c)
The number of the Company’s ordinary shares outstanding as of January 1 and December 31 of 2022, 2023 and 2024 were all 727,240 thousand shares, respectively.